As filed with the Securities and Exchange Commission on February 7, 2013

Securities Act File No. 333-141111

Investment Company Act File No. 811-22025

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 26	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 27 (Check appropriate box or boxes)	☒

ING SEPARATE PORTFOLIOS TRUST

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code:  (800) 992-0180

Huey P. Falgout, Jr. ING Investments, LLC 7337 E. Doubletree Ranch Road Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Jeffrey S. Puretz, Esq. Dechert, LLP 1775 I Street, N.W. Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ on March 8, 2013, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date), pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒           This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

ING SEPARATE PORTFOLIOS TRUST

EXPLANATORY NOTE

This Post-Effective Amendment No. 26 to the Registration Statement (“Amendment”) on Form N-1A of ING Separate Portfolios Trust (“Registrant”) is being filed under Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of extending the effective date of Post-Effective Amendment No. 19, 21, and 25 from February 8, 2013 to March 8, 2013 for the new Class R6 shares for ING Investment Grade Credit Fund (formerly, ING SPorts Core Fixed Income Fund), a series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 26 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 26 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 7th day of February, 2013.

ING SEPARATE PORTFOLIOS TRUST

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature		Title	Date
		Interested Trustee and President and Chief Executive Officer	February 7, 2013
Shaun P. Mathews*
		Senior Vice President Chief/Principal Financial Officer and Assistant Secretary	February 7, 2013
Todd Modic*
		Trustee	February 7, 2013
John V. Boyer*
		Trustee	February 7, 2013
Patricia W. Chadwick*
		Trustee	February 7, 2013
J. Michael Earley*
		Trustee	February 7, 2013
Colleen D. Baldwin*
		Trustee	February 7, 2013
Patrick W. Kenny *
		Interested Trustee	February 7, 2013
Robert W. Crispin*
		Trustee	February 7, 2013
Sheryl K. Pressler*
		Trustee	February 7, 2013
Peter S. Drotch*
		Trustee	February 7, 2013
Roger B. Vincent*

* By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Attorney-in-Fact**

**

Powers of Attorney for Todd Modic, Shaun Mathews and each Trustee dated May 23, 2012 were filed as attachments to Post-Effective Amendment No. 11 to the Registrant’s Form N-1A Registration Statement on June 19, 2012 and incorporated herein by reference.